Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000264247 [Member]
Shareholder Report [Line Items]
Fund Name	Warren Street Global Equity ETF
Class Name	Warren Street Global Equity ETF
Trading Symbol	WSGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Warren Street Global Equity ETF (the “Fund”) for the period of December 8, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://warrenstreetetf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://warrenstreetetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://warrenstreetetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.60%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.60%
Net Assets	$ 39,027,105
Holdings Count | holding	246
Advisory Fees Paid, Amount	$ 34,970
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$39,027,105	Portfolio Turnover Rate*	20%
# of Portfolio Holdings	246	Advisory Fees Paid	$34,970
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	66.5%
Common Stocks	32.4%
Real Estate Investment Trusts	0.8%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global Equity Factor ETF	13.8%
iShares MSCI ACWI ex U.S. ETF	8.0%
Vanguard S&P 500 ETF	5.9%
iShares Core S&P 500 ETF	5.5%
State Street SPDR MSCI EAFE StrategicFactors ETF	3.4%
NVIDIA Corp.	2.7%
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2.3%
Vanguard Total World Stock ETF	2.2%
Apple, Inc.	2.2%
State Street SPDR S&P 500 ETF Trust	1.9%